Stock-Based Compensation	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
NOTE 7—STOCK-BASED COMPENSATION
The Company sold an aggregate of 2,300,000 Alignment Shares to the Sponsor on November 6, 2020. On November 27, 2020, the Sponsor sold 201,250 Alignment Shares to certain of the Company’s directors, or their respective designees, and an officer of the Company and forfeited 287,500 Alignment Shares due to an adjustment pursuant to the Initial Public Offering. See “Note 3—Initial Public Offering—Alignment Shares” for additional details. As of December 31, 2020, 2,012,500 Alignment Shares were issued and outstanding.
On December 10, 2020, the Company sold an aggregate of 7,366,667 Private Placement Warrants at a price of $1.50 per warrant to the Sponsor in a private placement that occurred simultaneously with the completion of the Initial Public Offering. See “Note 3—Initial Public Offering—Private Placement Warrants” for additional details.
The Company determined that the incremental fair value over the price paid for the Alignment Shares and Private Placement Warrants would qualify as stock-based compensation within scope of ASC 718, Compensation – Stock Compensation (“ASC 718”) as a result of the services the Sponsor and directors and officers are providing to the Company through the date of a Business Combination.
Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date and recognized over the requisite service period. The Alignment Shares and Private Placement Warrants were granted subject to a performance condition (i.e., the occurrence of a Business Combination ), as well as various market conditions (i.e., stock price targets after consummation of the Business Combination). The various market conditions are considered in determining the grant date fair value of these instruments using Monte Carlo simulation. Compensation expense related to the Alignment Shares and Private Placement Warrants is recognized only when the performance condition is probable of occurrence. As of December 31, 2020, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized during the year ended December 31, 2020. Unrecognized stock-based compensation expense in excess of $250 million would be recognized at the date a Business Combination is considered probable (i.e., upon consummation).

NOTE 8—STOCK-BASED COMPENSATION
The Company sold an aggregate of 2,300,000 Alignment Shares to the Sponsor on November 6, 2020. On November 27, 2020, the Sponsor sold 201,250 Alignment Shares to certain of the Company’s directors, or their respective designees, and an officer of the Company and forfeited 287,500 Alignment Shares due to an adjustment pursuant to the Initial Public Offering. See “Note 3—Initial Public Offering—Alignment Shares” for additional details. As of December 31, 2020 and June 30, 2021, 2,012,500 Alignment Shares were issued and outstanding.
On December 10, 2020, the Company sold an aggregate of 7,366,667 Private Placement Warrants at a price of $1.50 per warrant to the Sponsor in a private placement that occurred simultaneously with the completion of the Initial Public Offering. See “Note 3—Initial Public Offering—Private Placement Warrants” for additional details.
The Company determined that the incremental fair value over the price paid for the Alignment Shares and Private Placement Warrants would qualify as stock-based compensation within scope of ASC 718, “Compensation—Stock Compensation” (ASC 718) as a result of the services the Sponsor and directors and officers are providing to the Company through the date of a Business Combination.
Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date and recognized over the requisite service period. The Alignment Shares and Private Placement Warrants were granted subject to a performance condition (i.e., the occurrence of a Business Combination ), as well as various market conditions (i.e., stock price targets after consummation of the Business Combination). The various market conditions are considered in determining the grant date fair value of these instruments using Monte Carlo simulation. Compensation expense related to the Alignment Shares and Private Placement Warrants is recognized only when the satisfaction of the performance condition is probable. At June 30, 2021, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized through June 30, 2021. Unrecognized stock-based compensation expense as of June 30, 2021 was in excess of $250 million would be recognized at the date a Business Combination is considered probable (i.e., upon consummation).
On July 12, 2021, the Company entered into a Business Combination Agreement and modified the terms of the Alignment Shares which resulted in a decrease in the unrecognized stock-based compensation expense. Refer to “Note 11—Subsequent Events” for further discussion.